Information about Credit Quality Indicators (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Purchased loans Performing USD ($)	Mar. 31, 2011 Purchased loans Performing JPY (¥)	Mar. 31, 2011 Japan Direct financing leases Performing USD ($)	Mar. 31, 2011 Japan Direct financing leases Performing JPY (¥)	Mar. 31, 2011 Japan Corporate Non-recourse loans Performing USD ($)	Mar. 31, 2011 Japan Corporate Non-recourse loans Performing JPY (¥)	Mar. 31, 2011 Overseas Direct financing leases Performing USD ($)	Mar. 31, 2011 Overseas Direct financing leases Performing JPY (¥)	Mar. 31, 2011 Consumer Housing loans Performing JPY (¥)	Mar. 31, 2011 Consumer Housing loans Performing USD ($)	Mar. 31, 2011 Consumer Other Performing USD ($)	Mar. 31, 2011 Consumer Other Performing JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans U.S. Performing USD ($)	Mar. 31, 2011 Corporate Non-recourse loans U.S. Performing JPY (¥)	Mar. 31, 2011 Other Real estate companies Performing USD ($)	Mar. 31, 2011 Other Real estate companies Performing JPY (¥)	Mar. 31, 2011 Other Entertainment companies Performing USD ($)	Mar. 31, 2011 Other Entertainment companies Performing JPY (¥)	Mar. 31, 2011 All other Performing JPY (¥)	Mar. 31, 2011 All other Performing USD ($)	Mar. 31, 2011 Corporate loans Performing JPY (¥)	Mar. 31, 2011 Corporate loans Performing USD ($)	Mar. 31, 2011 Performing USD ($)	Mar. 31, 2011 Performing JPY (¥)	Mar. 31, 2011 Purchased loans Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Purchased loans Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Japan Direct financing leases Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Japan Corporate Non-recourse loans Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Japan Corporate Non-recourse loans Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Overseas Direct financing leases Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Consumer Housing loans Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Consumer Housing loans Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Consumer Other Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans U.S. Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans U.S. Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Other Real estate companies Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Other Real estate companies Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Other Entertainment companies Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Other Entertainment companies Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 All other Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 All other Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Corporate loans Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Corporate loans Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Non-performing Loans individually evaluated for impairment USD ($)	Mar. 31, 2011 Non-performing Loans individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Purchased loans Non-performing 90+ days past-due Loans not individually evaluated for impairment USD ($)	Mar. 31, 2011 Japan Direct financing leases Non-performing 90+ days past-due Loans not individually evaluated for impairment USD ($)	Mar. 31, 2011 Japan Direct financing leases Non-performing 90+ days past-due Loans not individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Japan Corporate Non-recourse loans Non-performing 90+ days past-due Loans not individually evaluated for impairment USD ($)	Mar. 31, 2011 Overseas Direct financing leases Non-performing 90+ days past-due Loans not individually evaluated for impairment USD ($)	Mar. 31, 2011 Overseas Direct financing leases Non-performing 90+ days past-due Loans not individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Consumer Housing loans Non-performing 90+ days past-due Loans not individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Consumer Housing loans Non-performing 90+ days past-due Loans not individually evaluated for impairment USD ($)	Mar. 31, 2011 Consumer Other Non-performing 90+ days past-due Loans not individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Consumer Other Non-performing 90+ days past-due Loans not individually evaluated for impairment USD ($)	Mar. 31, 2011 Corporate Non-recourse loans U.S. Non-performing 90+ days past-due Loans not individually evaluated for impairment USD ($)	Mar. 31, 2011 Other Real estate companies Non-performing 90+ days past-due Loans not individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Other Entertainment companies Non-performing 90+ days past-due Loans not individually evaluated for impairment JPY (¥)	Mar. 31, 2011 All other Non-performing 90+ days past-due Loans not individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Corporate loans Non-performing 90+ days past-due Loans not individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Non-performing 90+ days past-due Loans not individually evaluated for impairment USD ($)	Mar. 31, 2011 Non-performing 90+ days past-due Loans not individually evaluated for impairment JPY (¥)	Mar. 31, 2011 Purchased loans Nonperforming USD ($)	Mar. 31, 2011 Purchased loans Nonperforming JPY (¥)	Mar. 31, 2011 Japan Direct financing leases Nonperforming USD ($)	Mar. 31, 2011 Japan Direct financing leases Nonperforming JPY (¥)	Mar. 31, 2011 Japan Corporate Non-recourse loans Nonperforming USD ($)	Mar. 31, 2011 Japan Corporate Non-recourse loans Nonperforming JPY (¥)	Mar. 31, 2011 Overseas Direct financing leases Nonperforming USD ($)	Mar. 31, 2011 Overseas Direct financing leases Nonperforming JPY (¥)	Mar. 31, 2011 Consumer Housing loans Nonperforming JPY (¥)	Mar. 31, 2011 Consumer Housing loans Nonperforming USD ($)	Mar. 31, 2011 Consumer Other Nonperforming USD ($)	Mar. 31, 2011 Consumer Other Nonperforming JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans U.S. Nonperforming JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans U.S. Nonperforming USD ($)	Mar. 31, 2011 Other Real estate companies Nonperforming JPY (¥)	Mar. 31, 2011 Other Real estate companies Nonperforming USD ($)	Mar. 31, 2011 Other Entertainment companies Nonperforming JPY (¥)	Mar. 31, 2011 Other Entertainment companies Nonperforming USD ($)	Mar. 31, 2011 All other Nonperforming JPY (¥)	Mar. 31, 2011 All other Nonperforming USD ($)	Mar. 31, 2011 Corporate loans Nonperforming JPY (¥)	Mar. 31, 2011 Corporate loans Nonperforming USD ($)	Mar. 31, 2011 Nonperforming USD ($)	Mar. 31, 2011 Nonperforming JPY (¥)	Mar. 31, 2011 Consumer Housing loans USD ($)	Mar. 31, 2011 Consumer Housing loans JPY (¥)	Mar. 31, 2011 Consumer Other USD ($)	Mar. 31, 2011 Consumer Other JPY (¥)	Mar. 31, 2011 Corporate loans JPY (¥)	Mar. 31, 2011 Corporate loans USD ($)	Mar. 31, 2011 Japan Corporate Non-recourse loans USD ($)	Mar. 31, 2011 Japan Corporate Non-recourse loans JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans U.S. USD ($)	Mar. 31, 2011 Corporate Non-recourse loans U.S. JPY (¥)	Mar. 31, 2011 Other Real estate companies JPY (¥)	Mar. 31, 2011 Other Real estate companies USD ($)	Mar. 31, 2011 Other Entertainment companies USD ($)	Mar. 31, 2011 Other Entertainment companies JPY (¥)	Mar. 31, 2011 All other USD ($)	Mar. 31, 2011 All other JPY (¥)	Mar. 31, 2011 Purchased loans USD ($)	Mar. 31, 2011 Purchased loans JPY (¥)	Mar. 31, 2011 Japan Direct financing leases USD ($)	Mar. 31, 2011 Japan Direct financing leases JPY (¥)	Mar. 31, 2011 Overseas Direct financing leases USD ($)	Mar. 31, 2011 Overseas Direct financing leases JPY (¥)
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	$ 45,704	¥ 3,800,299	$ 898	¥ 74,650	$ 7,516	¥ 624,919	$ 3,394	¥ 282,222	$ 2,202	¥ 183,147	¥ 807,194	$ 9,708	$ 179	¥ 14,876	$ 7,183	¥ 597,322	$ 3,519	¥ 292,607	$ 1,394	¥ 115,876	¥ 462,631	$ 5,563	¥ 1,750,658	$ 21,053	$ 41,556	¥ 3,455,444	$ 441	¥ 36,685	$ 0	$ 258	¥ 21,418	$ 0	$ 100	¥ 8,312	¥ 0	¥ 51,611	$ 621	¥ 93,607	$ 1,126	$ 356	¥ 29,597	¥ 70,801	$ 851	$ 3,212	¥ 267,034	$ 3,753	¥ 312,031	$ 0	$ 215	¥ 17,908	$ 0	$ 59	¥ 4,879	¥ 9,972	$ 120	¥ 65	$ 1	$ 0	¥ 0	¥ 0	¥ 0	¥ 0	$ 395	¥ 32,824	$ 441	¥ 36,685	$ 215	¥ 17,908	$ 258	¥ 21,418	$ 59	¥ 4,879	¥ 18,284	$ 220	$ 1	¥ 65	¥ 51,611	$ 621	¥ 93,607	$ 1,126	¥ 29,597	$ 356	¥ 70,801	$ 851	¥ 267,034	$ 3,212	$ 4,148	¥ 344,855	$ 9,928	¥ 825,478	$ 180	¥ 14,941	¥ 2,017,692	$ 24,265	$ 3,652	¥ 303,640	$ 7,804	¥ 648,933	¥ 386,214	$ 4,645	$ 1,750	¥ 145,473	$ 6,414	¥ 533,432	$ 1,339	¥ 111,335	$ 7,731	¥ 642,827	$ 2,261	¥ 188,026